Expense Example, No Redemption - AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND	Jan. 30, 2026 USD ($)
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 200
Expense Example, No Redemption, 3 Years	618
Expense Example, No Redemption, 5 Years	1,062
Expense Example, No Redemption, 10 Years	2,099
Class 529-C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	204
Expense Example, No Redemption, 3 Years	630
Expense Example, No Redemption, 5 Years	1,083
Expense Example, No Redemption, 10 Years	$ 1,860